Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ (72)	$ 13
Purchased for cancellation	$ (960)	$ (338)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	404	216
Purchased for cancellation, shares	(4,225)	(1,942)
Increase (decrease) in number of ordinary shares issued, shares	(3,821)	(1,726)
Issued in connection with share-based compensation plans	$ 44	$ 22
Purchased for cancellation	(63)	(29)
Increase (decrease) in equity	$ (19)	$ (7)